Gold loan payable and gold in trust (Details 1)	12 Months Ended
	Dec. 31, 2024 CAD ($) oz	Dec. 31, 2023 CAD ($) oz	Dec. 31, 2022 CAD ($) oz
IfrsStatementLineItems [Line Items]
Gold in trust, amount	$ 1,082,801
Change in fair value through profit & loss, amount	293,695	$ 132,895	$ (6,518)
Gold in trust, amount	$ 1,491,281	$ 1,082,801
Gold Loan [Member]
IfrsStatementLineItems [Line Items]
Gold in trust, beginning balance, ounces | oz	397	397
Gold in trust, amount	$ 1,082,801	$ 974,397
Change in fair value through profit & loss, amount	293,695	132,895
Foreign exchange difference, amount	$ 114,785	$ (24,491)
Gold in trust, ending balance, ounces | oz	397	397	397
Gold in trust, amount	$ 1,491,281	$ 1,082,801	$ 974,397